Shareholder Report, Holdings (Details) - C000261092 [Member]	Nov. 30, 2025
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
iShares Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.40%
Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%